Segment Information - Summary of Non-current Asset by Geographic Area (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Non-current assets	€ 2,891	€ 2,090
Property and Equipment and Lease Right-of-Use Assets
Disclosure Of Operating Segments [Line Items]
Non-current assets	780	197	€ 73
Property and Equipment and Lease Right-of-Use Assets | Sweden
Disclosure Of Operating Segments [Line Items]
Non-current assets	154	29	32
Property and Equipment and Lease Right-of-Use Assets | United States
Disclosure Of Operating Segments [Line Items]
Non-current assets	525	142	28
Property and Equipment and Lease Right-of-Use Assets | United Kingdom
Disclosure Of Operating Segments [Line Items]
Non-current assets	79	19	6
Property and Equipment and Lease Right-of-Use Assets | Other Countries
Disclosure Of Operating Segments [Line Items]
Non-current assets	€ 22	€ 7	€ 7